UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 19,258	$ 38,037	$ 7,685
Accounts receivable, net of allowance of doubtful accounts	13,357	18,194	29,346
Inventory, net	4,788	6,171	3,865
Prepaid expenses and other current assets	2,902	2,414	2,487
Total current assets	40,305	64,816	43,383
Property and equipment, net	3,254	3,381	2,382
Right-of-use asset	2,481	3,010	2,899
Other long-term assets	510	505	2,706
Total assets	46,550	71,712	51,370
Current liabilities:
Accounts payable	7,984	10,379	5,809
Current portion of term loan	0	38,643	53,360
Current portion of lease liabilities	850	908	905
Accrued expenses and other current liabilities	14,724	15,495	15,793
Total current liabilities	23,558	65,425	75,867
Public warrant liabilities	2,113	5,943
Revenue Interest Financing liability	39,000	36,200
Earn-out liabilities	4,110	23,990
Convertible notes payable	40,950		3,103
Lease liabilities, net of current portion	1,788	2,306	2,163
Other liabilities	5,613	8,335	2,551
Total liabilities	117,132	142,199	83,684
Commitments and Contingencies (Note 16)
Stockholders' deficit:
Preferred stock, $0.0001 par value	0	0	0
Common stock, $0.0001 par value	5	5	3
Additional paid-in capital	144,768	143,007	99,875
Accumulated other comprehensive loss	(5,980)	(700)	0
Accumulated deficit	(209,375)	(212,799)	(132,192)
Total stockholders' deficit	(70,582)	(70,487)	(32,314)
Total liabilities and stockholders' deficit	$ 46,550	$ 71,712	$ 51,370